Fair Value of Financial Instruments not carried at Fair Value	6 Months Ended
Jun. 30, 2019
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Disclosure of Fair Value of Financial Instruments not carried at Fair Value [text block]

Fair Value of Financial Instruments not carried at Fair Value

This section should be read in conjunction with Note 14 "Fair Value of Financial Instruments not carried at Fair Value" of the Group’s Annual Report 2018.

The valuation techniques used to establish fair value for the Group’s financial instruments which are not carried at fair value in the balance sheet are consistent with those outlined in Note 13 "Financial Instruments carried at Fair Value" of the Group’s Annual Report 2018.

Other financial instruments not carried at fair value are not managed on a fair value basis, for example, retail loans and deposits and credit facilities extended to corporate clients. For these instruments fair values are calculated for disclosure purposes only and do not impact the balance sheet or income statement. Additionally, since the instruments generally do not trade there is significant management judgment required to determine these fair values.

Estimated fair value of financial instruments not carried at fair value on the balance sheet[1]

	Jun 30, 2019		Dec 31, 2018
in € m.	Carrying value	Fair value	Carrying value	Fair value
Financial assets:
Cash and central bank balances	160,982	160,982	188,731	188,731
Interbank balances (w/o central banks)	10,144	10,144	8,881	8,881
Central bank funds sold and securities purchased under resale agreements	9,126	9,127	8,222	8,223
Securities borrowed	647	647	3,396	3,396
Loans	414,889	421,562	400,297	395,900
Other financial assets	125,855	126,183	80,089	80,193

Financial liabilities:
Deposits	576,506	577,033	564,405	564,637
Central bank funds purchased and securities sold under repurchase agreements	7,532	7,533	4,867	4,867
Securities loaned	2,992	2,992	3,359	3,359
Other short-term borrowings	12,418	12,420	14,158	14,159
Other financial liabilities	136,495	136,495	100,683	100,683
Long-term debt	147,629	145,784	152,083	149,128
Trust preferred securities	3,269	3,294	3,168	3,114

[1]Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 "Significant Accounting Policies and Critical Accounting Estimates" of the Group’s Annual Report 2018.